Consolidated Subsidiaries - Summary of Changes in Goodwill (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, Beginning	₩ 99,156	₩ 100,093
Increase	0	1,859
Decrease	0	0
Impairment	0	(2,582)
Others	23	(214)
Goodwill, Ending	99,179	99,156
Acquisition cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, Beginning	101,738	100,093
Increase	0	1,859
Decrease	0	0
Impairment	0	0
Others	23	(214)
Goodwill, Ending	101,761	101,738
Less: Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, Beginning	(2,582)	0
Increase	0	0
Decrease	0	0
Impairment	0	(2,582)
Others	0	0
Goodwill, Ending	₩ (2,582)	₩ (2,582)